Schedule of revenue (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Disaggregation of Revenue [Line Items]
Recognized at a point in time	$ 3,529	$ 4,567	$ 4,248
Recognized over time	1,675	2,168	1,500
Revenue	5,204	6,735	5,748
Mobility [Member]
Disaggregation of Revenue [Line Items]
Recognized at a point in time	3,464	4,483	4,156
Quick Commerce [Member]
Disaggregation of Revenue [Line Items]
Recognized at a point in time	65	84	92
Membership [Member]
Disaggregation of Revenue [Line Items]
Recognized over time	244	316	254
Advertising Initiatives [Member]
Disaggregation of Revenue [Line Items]
Recognized over time	927	1,200	1,200
Management Consultancy [Member]
Disaggregation of Revenue [Line Items]
Recognized over time	479	620
Others [Member]
Disaggregation of Revenue [Line Items]
Recognized over time	$ 25	$ 32	$ 46